General	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	General:

Sapiens International Corporation N.V. (“Sapiens”) and its subsidiaries (collectively, the “Company”), a member of the Formula Systems (1985) Ltd. (“Formula”) Group, is a global provider of software solutions for the insurance industry. The ultimate parent of the Company is Asseco Poland S.A. (“Asseco”), a Polish public company, traded on the Warsaw Stock Exchange. The Company’s expertise is reflected in its innovative software, solutions and professional services for property & casualty (P&C); reinsurance; life, pension & annuity (L&P); workers’ compensation (WC); medical professional liability (MPL); financial & compliance (F&C); and decision modelling for both insurance and financial markets. The Company offers end to end solutions for insurers core, data & analytics and digital operations, as well as stand-alone solutions which help them optimize and maximize their current investment.

The Company mainly operates in North America, Europe and Asia Pacific.

In March 2020, the World Health Organization categorized the novel coronavirus (“COVID-19”) as a pandemic. The COVID-19 pandemic has rapidly changed market and economic conditions globally, impacting the Company’s customers, employees, as well the Company’ s business results of operations, although the COVID-19 has not had a material negative impact on the Company’s business to date. The Company remains focused on protecting the health and wellbeing of its employees and the communities in which it operates, while assuring the continuity of the Company’s business operations.

b.	Acquisitions in the current year:

1.	Acquisition of Thor Denmark Holding ApS and its subsidiaries:

On November 30, 2020 (“the TIA Acquisition Date”), the Company completed the acquisition of all of the outstanding shares of Thor Denmark Holding ApS (“TIA”), a leading vendor of digital software solutions. TIA offers comprehensive software solutions primarily for Property & Casualty insurers, as well as several innovative extension modules. Additionally, TIA offers a full scope of expert implementation, application management and hosting services, enabling insurers to execute their digital and business strategies. The purchase price amounted to $76,107 in cash, subject to net working capital adjustments. Acquisition related costs amounted to $719, and are presented under selling, marketing, general and administrative in the Company’s consolidated statements of income. The results of TIA’s operations have been included in the consolidated financial statements from the TIA Acquisition Date.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Current assets (including cash of $2,292)	$7,448
Goodwill	57,527
Intangible assets	29,946
Other long-term assets	4,255

Total assets acquired	$99,176

Current liabilities	$1,889
Deferred revenues	5,742
Deferred tax liabilities	7,181
Other long-term liabilities	8,257

Total liabilities acquired	$23,069

Net assets acquired	$76,107

The following table sets forth the components of intangible assets associated with the acquisition:

Fair value

Developed technology	$10,517
Customer relationships	19,266
Backlog	163

Total intangible assets	$29,946

The goodwill from the acquisition of TIA is primarily attributable to potential synergy with Sapiens, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

Unaudited pro forma condensed results of operations were not presented, since the acquisition did not meet the criteria set forth in SEC Regulation S-X Rule 11-01.

2.	Acquisition of sum.cumo:

On February 6, 2020 (the “sum.cumo Acquisition Date”), Sapiens completed the acquisition of all the outstanding shares of sum.cumo GmbH (“sum.cumo”), a German company, which services insurers in the DACH region, helping them to achieve digital transformation of set up their existing business models or to design entirely new business models based on pure digital processes. sum.cumo’s experts in consulting, user experience, marketing and technology enable the region’s insurers to launch highly automated platforms well suited for e-commerce and real-time processing of transactions.

The purchase price totaled $ 22,487 in cash. At the acquisition date, the Company issued an aggregate of 173,005 RSUs to certain employees of sum.cumo, valued at a total of $4,400. The value of these grants was not included in the purchase price of sum.cumo, since their vesting is subject to both continued employment and other performance criteria.  In addition, sum.cumo’s senior executives have retention-based payments over three years (2020-2023) of up to approximately $2,800. These payments are subject to continued employment, and therefore were not included in the purchase price. Acquisition related costs amounted to $561, and are presented under selling, marketing, general and administrative in the Company’s consolidated statements of income. The results of sum.cumo’s operations have been included in the consolidated financial statements from the sum.cumo Acquisition Date.

The table below presents the fair value that was allocated to sum.cumo’s assets and liabilities based upon fair values as determined by the Company.

Net assets (including cash of $ 981)	$1,447
Intangible assets	9,730
Deferred tax liabilities	(3,211)
Goodwill	14,521

Net assets acquired	$22,487

The goodwill from the acquisition of sum.cumo is primarily attributable to sales growth from future products, new customers and potential synergy with Sapiens, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

Unaudited pro forma condensed results of operations were not presented, since the acquisition did not meet the criteria set forth in SEC Regulation S-X Rule 11-01.

3.	Acquisition of Delphi Technology Inc. and its subsidiary:

On July 27, 2020 (the “Delphi Acquisition Date”), the Company completed the acquisition of Delphi Technology Inc. (“Delphi”), a leading vendor of software solutions for property & casualty (P&C) carriers, with a focus on the medical professional liability (MPL)/healthcare professional liability (HCPL) markets (sometimes referred to as “medical malpractice”). The total purchase price was $19,600 in cash.  Acquisition related costs amounted to $299, and are presented under selling, marketing, general and administrative in the Company’s consolidated statements of income. The results of Delphi’s operations have been included in the consolidated financial statements from the Delphi Acquisition Date.

The Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was enacted on March 27, 2020 in the United States. On April 22, 2020, Delphi applied for such aid in the form of U.S. Small Business Administration’s Paycheck Protection Program (“PPP Loan”) in the amount of $1,546. The PPP Loan is scheduled to mature on April 22, 2022, has a 1% interest rate, and is subject to the terms and conditions applicable to all loans made pursuant to the Paycheck Protection Program as administered by the U.S. Small Business Administration under the CARES Act. The PPP Loan was applied for by Delphi prior to the acquisition of the Company.

The table below presents the fair value that was allocated to Delphi’s assets and liabilities based upon fair values as determined by the Company:

Net liabilities (including cash of $ 6,265)	$(524)
Intangible assets	7,562
Deferred tax liabilities, net	(2,313)
Goodwill	14,875

Net assets acquired	$19,600

The goodwill from the acquisition of Delphi is primarily attributable to potential synergy with Sapiens, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

Unaudited pro forma condensed results of operations were not presented, since the acquisition did not meet the criteria set forth in SEC Regulation S-X Rule 11-01.

4.	Acquisition of Tiful Gemel Ltd.:

On June 1, 2020 (the “Tiful Gemel Acquisition Date”), Sapiens completed the acquisition of 75% of the outstanding shares of Tiful Gemel Ltd. (“Tiful Gemel”), an Israeli company which provides software solutions and managed services related to pension and provident funds in the Israeli market, for a total cash consideration of $1,281. In addition, under the share purchase agreement, the Company is committed to acquire the remainder of Tiful Gemel’s outstanding shares on June 1, 2023. Unaudited pro forma condensed results of operations were not presented, since the acquisition did not meet the criteria set forth in SEC Regulation S-X Rule 11-01.

c.	Acquisitions in previous years:

1.	Acquisition of Cálculo S.A.U.:

On September 27, 2019 (the “Acquisition Date”), Sapiens completed the acquisition of all outstanding shares of Cálculo S.A.U (“Cálculo”), a Spanish company of insurance consulting and managed services, and a core solution to the Spanish market, for a total cash consideration of $5,760 (of which $5,608 were paid in September 2019, and $152 was paid in the first half of 2020). In addition, the sellers and senior executives have performance-based payments relating to achievements of various targets over three years (2019-2021) of up to $1,700. Some of these payments are subject to continued employment, and therefore were not included in the purchase price. Acquisition related costs were immaterial. The results of Cálculo’s operations have been included in the consolidated financial statements from the acquisition date.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the acquisition date:

Net assets (including cash of $ 4,054)	$4,101
Intangible assets	1,037
Goodwill	622

Net assets acquired	$5,760

2.	Acquisition of Adaptik Corporation:

On March 7, 2018 (the “acquisition date”), Sapiens completed the acquisition of all outstanding shares of Adaptik Corporation (“Adaptik”), a New-Jersey company engaged in the development of software solutions for P&C insurers, (including policy administration, rating, billing, customer and task management and product design), for a total cash consideration of $18,179 (of which $17,979 was paid in March 2018 and $200 will be paid in March 2022). In addition, the seller has performance-based payments relating to achievements of revenue targets over three years (2018-2020) of up to $3,700, of which $1,300 was paid during 2019 and an additional $1,355 was paid during 2020. Such payments are subject to continued employment and therefore were not included in the purchase price. Acquisition related costs were approximately $300.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the acquisition date:

Net liabilities	$(2,697)
Intangible assets	12,936
Deferred taxes	(3,528)
Goodwill	11,468

Net assets acquired	$18,179

The result of Adaptik’s operations have been included in the consolidated financial statements since March 2018.